UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULES OF INVESTMENTS.

Seligman Large-Cap Value Fund
Schedule of Investments (unaudited)
March 31, 2006

	Shares or Principal Amount		Value
Common Stocks 100.0%
Aerospace and Defense 6.5%
Honeywell International	193,000	shs.	$ 8,254,610
United Technologies	147,000		8,521,590
			16,776,200
Capital Markets 3.3%
Bank of New York	235,000		8,469,400

Chemicals 10.1%
Dow Chemical	173,000		7,023,800
E. I. du Pont de Nemours	173,400		7,319,214
Praxair	129,000		7,114,350
Rohm and Haas	100,000		4,887,000
			26,344,364
Commercial Banks 6.3%
Bank of America	173,326		7,893,266
U.S. Bancorp	279,000		8,509,500
			16,402,766
Communications Equipment 3.0%
Juniper Networks*	415,000		7,932,725

Computers and Peripherals 2.7%
International Business Machines	86,000		7,092,420

Diversified Financial Services 3.3%
JPMorgan Chase	203,000		8,452,920

Food and Staples Retailing 3.2%
Costco Wholesale	153,000		8,295,660

Health Care Equipment and Supplies 5.2%
Baxter International	184,000		7,141,040
Medtronic	124,000		6,293,000
			13,434,040
Health Care Providers and Services 2.5%
HCA	140,000		6,410,600

Independent Power Producers and Energy Traders 3.3%
AES*	500,000		8,530,000

Industrial Conglomerates 2.8%
General Electric	213,000		7,408,140

Insurance 9.5%
Prudential Financial	107,100		8,119,251
St. Paul Travelers Companies	167,000		6,978,930
UnumProvident	463,000		9,482,240
			24,580,421
IT Services 2.1%
Amdocs*	150,000		5,409,000

Machinery 3.0%
Caterpillar	109,600		7,870,376

Multiline Retail 3.0%
J. C. Penney	130,000		7,853,300

Oil, Gas and Consumable Fuels 8.8%
Chevron	120,000		6,956,400
Valero Energy	172,000		10,282,160
Williams Companies	261,700		5,597,763
			22,836,323
Pharmaceuticals 3.3%
Wyeth	177,000		8,588,040

Road and Rail 6.5%
CSX	135,000		8,073,000
Union Pacific	95,000		8,868,250
			16,941,250
Specialty Retail 2.5%
The Gap	350,000		6,538,000

Thrifts and Mortgage Finance 3.1%
Washington Mutual	188,000		8,012,560

Tobacco 3.0%
Altria Group	109,000		7,723,740

Wireless Telecommunication Services 3.0%
Sprint Nextel	300,000		7,752,000

Total Common Stocks			259,654,245

Repurchase Agreement 0.2%
State Street Bank 4.06%, dated 3/30/2006, maturing 4/3/2006, in the amount of $585,198,
collateralized by: $605,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $602,731	$ 585,000		585,000

Total Investments 100.2%			260,239,245

Other Assets Less Liabilities (0.2%)			(433,479)

Net Assets 100.0%			$ 259,805,766

Seligman Smaller-Cap Value Fund
Schedule of Investments (unaudited)
March 31, 2006

	Shares or Principal Amount		Value
Common Stocks 100.3%
Aerospace and Defense 2.6%
Cubic	385,000	shs.	$ 9,216,900

Airlines 3.8%
Continental Airlines*	500,000		13,450,000

Beverages 2.1%
Constellation Brands (Class A)*	300,000		7,515,000

Biotechnology 4.7%
Keryx Biopharmaceuticals*	286,800		5,470,710
PDL BioPharma*	340,000		11,150,300
			16,621,010
Chemicals 10.7%
Cabot	200,000		6,798,000
Chemtura	700,000		8,246,000
Hercules*	510,000		7,038,000
Lyondell Chemical	187,500		3,731,250
Minerals Technologies	115,000		6,717,150
NOVA Chemicals	200,000		5,700,000
			38,230,400
Commercial Services and Supplies 6.8%
Brink's	150,000		7,614,000
Korn/Ferry International*	400,000		8,156,000
Waste Connections*	210,000		8,360,100
			24,130,100
Communications Equipment 1.7%
Plantronics	170,800		6,051,444

Computers and Peripherals 1.0%
Hypercom*	400,000		3,720,000

Containers and Packaging 1.2%
Smurfit-Stone Container*	320,000		4,339,200

Diversified Consumer Services 3.9%
Sotheby's Holdings (Class A)*	475,000		13,794,000

Electrical Equipment 1.5%
EnerSys*	390,200		5,384,760

Electronic Equipment and Instruments 2.9%
Trimble Navigation*	230,000		10,355,750

Energy Equipment and Services 5.8%
Hanover Compressor*	570,000		10,613,400
Universal Compression Holdings*	200,000		10,134,000
			20,747,400
Food Products 2.0%
Bunge	130,000		7,242,300

Health Care Providers and Services 4.7%
Apria Healthcare Group*	250,000		5,745,000
HealthSouth*	1,300,000		6,474,000
WellCare Health Plans*	104,500		4,748,480
			16,967,480
Hotels, Restaurants and Leisure 7.4%
Landry's Restaurants	125,000		4,416,250
Penn National Gaming*	100,000		4,216,000
Ruby Tuesday	330,000		10,586,400
WMS Industries*	240,000		7,224,000
			26,442,650
Household Durables 2.5%
Harman International Industries	80,000		8,890,400

Insurance 7.0%
Hanover Insurance Group	190,000		9,959,800
Infinity Property & Casualty	162,600		6,785,298
W.R. Berkley	140,000		8,128,400
			24,873,498
IT Services 1.6%
Carreker*	900,000		5,728,500

Machinery 5.0%
Mueller Industries	215,000		7,673,350
Terex*	130,000		10,301,200
			17,974,550
Media 2.2%
Cadmus Communications	425,000		7,720,125

Multiline Retail 1.5%
Fred's	400,000		5,310,000

Oil, Gas and Consumable Fuels 1.7%
Peabody Energy	120,000		6,049,200

Paper and Forest Products 1.1%
Bowater	130,000		3,845,400

Pharmaceuticals 2.3%
Andrx*	350,000		8,307,250

Road and Rail 1.9%
J.B. Hunt Transport Services	320,000		6,891,200

Semiconductors and Semiconductor Equipment 5.8%
ATI Technologies*	475,000		8,134,375
Credence Systems*	800,000		5,864,000
Skyworks Solutions*	1,000,000		6,775,000
			20,773,375
Specialty Retail 4.9%
Blockbuster (Class A)	900,000		3,573,000
Finish Line (Class A)	410,000		6,738,350
Pacific Sunwear of California*	320,000		7,089,600
			17,400,950

Total Common Stocks			357,972,842

Repurchase Agreement 0.1%
State Street Bank 4.06%, dated 3/30/2006, maturing 4/3/2006, in the amount of $362,122,
collateralized by: $375,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $373,594	$ 362,000		362,000

Total Investments 100.4%			358,334,842

Other Assets Less Liabilities (0.4%)			(1,432,506)

Net Assets 100.0%			$356,902,336

__________
*Non-income producing securities.

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2006

Organization— Seligman Value Fund Series, Inc. consists of two separate Funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
Large-Cap Value Fund	$208,125,538	$ 56,117,412	$ 4,003,705	$ 52,113,707
Smaller-Cap Value Fund	247,478,593	128,240,689	17,384,440	110,856,249

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.